Supplement Dated June 19, 2015
To The Statement of Additional Information
Dated April 27, 2015

JNL® Strategic Income Fund

Please note that changes are effective June 19, 2015.

On page 52, in the section entitled "Custodian and Transfer Agent," please delete the second paragraph in its entirety and replace with the following:

State Street Bank & Trust Company, State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111, acts as custodian for the Fund.

This Supplement is dated June 19, 2015.